TRADE AND OTHER PAYABLES, DEPOSITS RECEIVED AND ACCRUED EXPENSES	6 Months Ended
Jun. 30, 2026
TRADE AND OTHER PAYABLES, DEPOSITS RECEIVED AND ACCRUED EXPENSES
TRADE AND OTHER PAYABLES, DEPOSITS RECEIVED AND ACCRUED EXPENSES

21TRADE AND OTHER PAYABLES, DEPOSITS RECEIVED AND ACCRUED EXPENSES

	As of December 31,	As of June 30,
	2025	2026
	RMB’000	RMB’000
Trade payables	163,000	243,563

Government grants received with conditions*	192,019	189,269
Accrued payroll and social insurance	118,413	112,414
Payables for professional services	49,413	19,646
Taxes payable and others	48,512	63,759
Total other payables, deposits received and accrued expenses	408,357	385,088
Trade and other payables, deposits received and accrued expenses	571,357	628,651
*	The current portion of government grants received with conditions mainly represents the grants received with certain requirements of operation performance and tax contribution in a specified region.

21TRADE AND OTHER PAYABLES, DEPOSITS RECEIVED AND ACCRUED EXPENSES (CONTINUED)

Aging analysis

The aging analysis of trade payables based on the invoice date, is as follows:

	As of December 31,	As of June 30,
	2025	2026
	RMB’000	RMB’000
Within 1 year	154,930	234,824
More than 1 year	8,070	8,739
	163,000	243,563

As of December 31, 2025 and June 30, 2026, all of the balances of trade and other payables are expected to be settled or recognized as income within one year or are repayable on demand. The credit period granted by the suppliers is generally between 30 and 60 days.